Employee Benefits (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2007 Y
U.S. Pension Plan
Defined Benefit Plan Disclosure
Expected employer contributions during next fiscal year	237
Estimated future benefit payments for plans
2012	137
2013	147
2014	142
2015	148
2016	146
2017-2021	753
International Pension Plan
Defined Benefit Plan Disclosure
Expected employer contributions during next fiscal year	304
Estimated future benefit payments for plans
2012	164
2013	172
2014	180
2015	187
2016	198
2017-2021	990
U.S. and Canadian Other Post-Retirement Benefits
Defined Benefit Plan Disclosure
Expected employer contributions during next fiscal year	7
Estimated future benefit payments for plans
2012	9
2013	9
2014	9
2015	9
2016	9
2017-2021	49
Effect of one percentage point increase on accumulated postretirement benefit obligation	5
Effect of one percentage point decrease on accumulated postretirement benefit obligation	4
Effect of one percentage point increase on service cost and interest cost components of net periodic benefit cost	1
Effect of one percentage point decrease on service cost and interest cost components of net periodic benefit cost	1
U.S. Other Post-Retirement Benefits
Estimated future benefit payments for plans
Maximum percentage of liability for future plan cost increases for pre-65 and medical supplement plan coverage	5.00%
Maximum percentage of net employer trend rates for pre-65 and medical supplement plan coverage per year in the future	5.00%
Recognition period of plan amendment which phases out post-65 retiree coverage		3